[Sidebar]
CAPITAL GROWTH
An investment objective having the goal of selecting securities with the potential to rise in price rather than pay out income.
[End Sidebar]

                          SUPPLEMENT DATED JULY 30, 2002 TO THE PROSPECTUS OF
                         MORGAN STANLEY VARIABLE INVESTMENT SERIES -- CLASS X
                                COMPETITIVE EDGE "BEST IDEAS" PORTFOLIO
                                           Dated May 1, 2002

                           The Prospectus is hereby amended and supplemented to
                       reflect the following changes:

                           The name of the Portfolio, "The Competitive Edge
                       'Best Ideas' Portfolio," is changed to "The Global Advantage Portfolio." The new name replaces the old name wherever it appears in the Prospectus.

                           The sub-section of the Prospectus pertaining to the
                       Portfolio in the section of the Prospectus titled "THE PORTFOLIOS" is hereby replaced in its entirety by the following:

                    The Global Advantage Portfolio

[ICON] INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
       The Global Advantage Portfolio seeks long-term capital growth.

[ICON] PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
       The Portfolio will normally invest at least 65% of its assets in equity securities of companies located throughout the world (including the U.S.). The Portfolio's equity securities may include common stock, preferred stock, depositary receipts and/or convertible securities.

       The Portfolio's "Investment Manager," Morgan Stanley Investment Advisors Inc., utilizes fundamental research to seek companies that it considers to be industry leaders and that it believes have long-term growth potential and/or relatively attractive valuations. The Investment Manager generally utilizes a bottom-up stock selection process, but also considers global industry trends in making certain industry allocations. The Investment Manager typically seeks to construct a portfolio of companies reflecting a mix of both "growth" and "value" styles. The Investment Manager evaluates "growth" type companies through analysis of various earnings measures, and it assesses "value" type companies using measures such as valuation relative to free cash flow generation. In determining whether to sell a particular security, the Investment Manager considers a number of factors, including changes in the issuer's financial and/or industry position, as well as general economic and market conditions.

       In addition, the Portfolio may utilize forward currency contracts which involve the purchase or sale of a specific amount of foreign currency at the current price with the delivery at a specified future date. The Portfolio may use these contracts to hedge against adverse price movements in its portfolio securities and the currencies in which they are denominated. In addition, the Portfolio may use these instruments to modify its exposure to various currency markets.

[ICON] SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
       There is no assurance that the Portfolio will achieve its investment objective. The Portfolio's share price and return will fluctuate with changes in the market value of its portfolio securities. When you sell Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money by investing in this Portfolio.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Portfolio's Class X shares has varied from year to year over the past 3 calendar years.
[End Sidebar]

                       A principal risk of investing in the Portfolio is associated with its stock investments. In particular the prices of common stocks may fluctuate widely in response to activities specific to the company as well as general market, economic and political conditions.

                       The Portfolio may invest a substantial portion of its assets in foreign securities. Foreign securities investments may be adversely affected by changes in currency exchange rates. In addition, investment in foreign securities may be adversely affected by, among other things, political, social and economic developments abroad.

                       The performance of the Portfolio will also depend on whether the Investment Manager is successful in applying the Portfolio's investment strategies. In addition, the Portfolio is subject to other risks from its permissible investments. For information about these risks, as well as more detailed information about the risks summarized in this section, see the "Additional Risk Information" section.

[ICON] PAST PERFORMANCE
--------------------------------------------------------------------------------
       The bar chart and table below provide some indication of the risks of investing in The Global Advantage Portfolio. The Portfolio's past performance does not indicate how it will perform in the future. The returns shown do not reflect fees charged under the life insurance or annuity contracts, which would lower the performance for all periods shown.

ANNUAL TOTAL RETURNS -- Calendar Years
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1999   26.88%
2000  -17.39%
'01   -23.33%

                       YEAR-TO-DATE TOTAL RETURN AS OF MARCH 31, 2002 WAS 1.12%.

                       During the period shown in the bar chart, the highest return for a calendar quarter was 18.60% (quarter ended December 31, 1999) and the lowest return for a calendar quarter was -16.70% (quarter ended March 31, 2001).

[Sidebar]
AVERAGE ANNUAL TOTAL RETURNS
This table compares the average annual total returns of the Portfolio's Class X shares with those of a broad measure of market performance over time.
[End Sidebar]

           AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2001)
           -------------------------------------------------------------------------------------------------------
                                                                                                Life of Portfolio
                                                                           Past 1 Year          (Since 05/18/98)
           -------------------------------------------------------------------------------------------------------
            The Global Advantage Portfolio                                       -23.33%                  -6.35%
           -------------------------------------------------------------------------------------------------------
            MSCI World Index(1)                                                  -16.82%                  -0.46%
           -------------------------------------------------------------------------------------------------------

   1                       THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX
                           MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK
                           MARKETS INCLUDING SECURITIES REPRESENTATIVE OF THE MARKET
                           STRUCTURE OF 22 DEVELOPED MARKET COUNTRIES IN NORTH AMERICA,
                           EUROPE AND THE ASIA/PACIFIC REGION. THE PERFORMANCE OF THE
                           INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF
                           NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN
                           DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY
                           CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. THE
                           INDEX DOES NOT INCLUDE ANY FEES OR CHARGES. THE INDEX IS
                           UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.

                       ---------------------------------------------------------

                           The first sentence of the fifth paragraph in the
                       section of the Prospectus titled "ADDITIONAL INVESTMENT STRATEGY INFORMATION" is hereby revised as follows:

                               Each Portfolio, other than the S&P 500 Index
                               Portfolio, may engage in active and frequent trading of its portfolio securities.

                           The seventeenth paragraph titled "Competitive Edge
                       'Best Ideas' Portfolio" in the section of the Prospectus titled "PORTFOLIO MANAGEMENT" is hereby replaced in its entirety by the following:

                              Global Advantage Portfolio -- The Portfolio is managed by the Global Core team. Current members of the team include Kate Cornish-Bowden, Executive Director, and Michael Allison and Mark Laskin, Senior Associates of the Investment Manager.